Main items related to operating activities (Tables)	12 Months Ended
Dec. 31, 2021
Main items related to operating activities
Schedule of operating expenses

For the year ended December 31,
(M$)	2021	2020	2019
Purchases, net of inventory variation (a) (b)	(118,622)	(77,486)	(116,221)
Exploration costs	(740)	(731)	(785)
Other operating expenses (c)	(26,894)	(25,538)	(27,255)
of which non-current operating liabilities (allowances) reversals	1,299	778	1,152
of which current operating liabilities (allowances) reversals	(30)	(77)	(157)
OPERATING EXPENSES	(146,256)	(103,755)	(144,261)
(a)	Includes taxes paid on oil and gas production in the Exploration & Production segment, amongst others, royalties.
(b)	TotalEnergies values under / over lifting at market value.
(c)

Principally composed of production and administrative costs (see in particular the payroll costs as detailed in Note 10 to the Consolidated Financial Statements “Payroll, staff and employee benefits obligations").

Schedule of amortization, depreciation and impairment of tangible assets and mineral interests

For the year ended December 31,
(M$)	2021	2020	2019
Depreciation and impairment of tangible assets	(12,683)	(21,188)	(14,640)
Amortization and impairment of mineral assets	(873)	(1,076)	(1,091)
TOTAL	(13,556)	(22,264)	(15,731)

Schedule of inventories and changes in the valuation allowance on inventories

As of December 31, 2021		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	3,221	(7)	3,214
Refined products	5,411	(50)	5,361
Chemicals products	1,519	(98)	1,421
Trading inventories	6,501	–	6,501
Other inventories	4,538	(1,083)	3,455
TOTAL	21,190	(1,238)	19,952

As of December 31, 2020		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	1,818	(1)	1,817
Refined products	3,913	(68)	3,845
Chemicals products	1,330	(102)	1,228
Trading inventories	5,130	–	5,130
Other inventories	3,824	(1,114)	2,710
TOTAL	16,015	(1,285)	14,730

As of December 31, 2019		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	2,381	(14)	2,367
Refined products	5,326	(45)	5,281
Chemicals products	1,448	(91)	1,357
Trading inventories	5,500	–	5,500
Other inventories	3,651	(1,024)	2,627
TOTAL	18,306	(1,174)	17,132

Changes in the valuation allowance on inventories are as follows:

			Currency
	Valuation		translation	Valuation
	allowance as of		adjustment and	allowance as of
For the year ended December 31, (M$)	January 1,	Increase (net)	other variations	December 31,
2021	(1,285)	(36)	83	(1,238)
2020	(1,174)	(85)	(26)	(1,285)
2019	(1,343)	205	(36)	(1,174)

Schedule of accounts receivable and other current assets and changes in the valuation allowances

As of December 31, 2021		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	22,776	(793)	21,983
Recoverable taxes	3,713	(54)	3,659
Other operating receivables	29,767	(214)	29,553
Prepaid expenses	1,879	–	1,879
Other current assets	53	–	53
Other current assets	35,412	(268)	35,144

As of December 31, 2020		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	14,899	(831)	14,068
Recoverable taxes	3,598	(67)	3,531
Other operating receivables	8,251	(208)	8,043
Prepaid expenses	1,801	–	1,801
Other current assets	53	–	53
Other current assets	13,703	(275)	13,428

As of December 31, 2019		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	19,162	(674)	18,488
Recoverable taxes	4,209	(95)	4,114
Other operating receivables	11,746	(240)	11,506
Prepaid expenses	1,336	–	1,336
Other current assets	57	–	57
Other current assets	17,348	(335)	17,013

Changes in the valuation allowance on “Accounts receivable” and “Other current assets” are as follows:

			Currency
	Valuation		translation	Valuation
	allowance as of		adjustments and	allowance as of
For the year ended December 31, (M$)	January 1,	Increase (net)	other variations	December 31,
Accounts receivable
2021	(831)	(24)	62	(793)
2020	(674)	(107)	(50)	(831)
2019	(624)	(89)	39	(674)
Other current assets
2021	(275)	(10)	17	(268)
2020	(335)	37	23	(275)
2019	(573)	(46)	284	(335)

Schedule of other creditors and accrued liabilities

As of December 31, (M$)	2021	2020	2019
Accruals and deferred income	3,744	842	522
Payable to States (including taxes and duties)	10,281	5,734	7,438
Payroll	1,481	1,587	1,527
Other operating liabilities	27,294	14,302	16,262
TOTAL	42,800	22,465	25,749

Schedule of additional information on cash paid or received in the cash flow from operating activities

For the year ended December 31, (M$)	2021	2020	2019
Interests paid	(1,886)	(2,145)	(2,181)
Interests received	284	197	210
Income tax paid(a)	(4,508)	(2,858)	(5,293)
Dividends received	2,346	1,444	1,988
(a)	These amounts include taxes paid in kind under production-sharing contracts in exploration and production activities.

Detail of changes in working capital

For the year ended December 31, (M$)	2021	2020	2019
Inventories	(5,903)	2,274	(2,071)
Accounts receivable	(6,788)	4,818	(933)
Other current assets	(21,026)	3,374	(2,001)
Accounts payable	12,073	(5,355)	1,998
Other creditors and accrued liabilities	21,028	(3,242)	1,289
NET AMOUNT, DECREASE (INCREASE)	(616)	1,869	(1,718)

Detail of changes in provisions and deferred taxes

As of December 31, (M$)	2021	2020	2019
Accruals	(467)	350	403
Deferred taxes	1,429	(2,132)	(461)
TOTAL	962	(1,782)	(58)